Derivative Instruments - Fair Value of Derivative Instruments by Balance Sheet Location (Details) - USD ($) $ in Thousands		Jun. 30, 2020	Dec. 31, 2019		Dec. 31, 2018
Derivatives Fair Value [Line Items]
Derivative assets		$ 108,000	$ 73,809		$ 15,627
Non-current derivative assets		159,000	61,217		19,032
Derivative liabilities		(223,000)	(46,486)		(13,576)
Non-current derivative liabilities		(160,000)	(134,667)		(8,595)
Derivative assets—related party		5,000	2,623		2,132
Non-current derivative assets—related party		2,000	1,933		3,381
Interest Rate Derivatives [Member]
Derivatives Fair Value [Line Items]
Total derivative assets					18,474
Total derivative liabilities		(191,000)	(81,000)		(405)
Derivative asset (liability), net					18,069
Interest Rate Derivatives [Member] | Previously Reported [Member]
Derivatives Fair Value [Line Items]
Total derivative assets			0
Total derivative liabilities			(80,645)
Derivative asset (liability), net			(80,645)
Interest Rate Forward Start Derivatives [Member]
Derivatives Fair Value [Line Items]
Total derivative assets					0
Total derivative liabilities		(102,000)	(8,000)		0
Derivative asset (liability), net					0
Interest Rate Forward Start Derivatives [Member] | Previously Reported [Member]
Derivatives Fair Value [Line Items]
Total derivative assets			0
Total derivative liabilities			(7,582)
Derivative asset (liability), net			(7,582)
Liquefaction Supply Derivatives [Member]
Derivatives Fair Value [Line Items]
Total derivative assets		274,000	139,582	[1]	21,698	[1]
Total derivative liabilities		(90,000)	(92,000)		(21,766)	[1]
Derivative asset (liability), net		184,000	48,000		(68)	[1]
Derivative, collateral posted by us		0	5,000		(4,500)
Liquefaction Supply Derivatives [Member] | Previously Reported [Member]
Derivatives Fair Value [Line Items]
Total derivative liabilities	[1]		(92,926)
Derivative asset (liability), net	[1]		46,656
Derivative, collateral posted by us			(4,500)
Interest Rate Derivatives [Member]
Derivatives Fair Value [Line Items]
Total derivative assets					18,474
Total derivative liabilities		(293,000)	(89,000)		(405)
Derivative asset (liability), net					18,069
Interest Rate Derivatives [Member] | Previously Reported [Member]
Derivatives Fair Value [Line Items]
Total derivative assets			0
Total derivative liabilities			(88,227)
Derivative asset (liability), net			(88,227)
Noncurrent Derivative Assets | Interest Rate Derivatives [Member]
Derivatives Fair Value [Line Items]
Non-current derivative assets					7,918
Noncurrent Derivative Assets | Interest Rate Derivatives [Member] | Previously Reported [Member]
Derivatives Fair Value [Line Items]
Non-current derivative assets			0
Noncurrent Derivative Assets | Interest Rate Forward Start Derivatives [Member]
Derivatives Fair Value [Line Items]
Non-current derivative assets					0
Noncurrent Derivative Assets | Interest Rate Forward Start Derivatives [Member] | Previously Reported [Member]
Derivatives Fair Value [Line Items]
Non-current derivative assets			0
Noncurrent Derivative Assets | Liquefaction Supply Derivatives [Member]
Derivatives Fair Value [Line Items]
Non-current derivative assets		159,000	61,217	[1]	11,114	[1]
Noncurrent Derivative Assets | Interest Rate Derivatives [Member]
Derivatives Fair Value [Line Items]
Non-current derivative assets					7,918
Noncurrent Derivative Assets | Interest Rate Derivatives [Member] | Previously Reported [Member]
Derivatives Fair Value [Line Items]
Non-current derivative assets			0
Derivative Financial Instruments, Liabilities | Interest Rate Derivatives [Member]
Derivatives Fair Value [Line Items]
Derivative liabilities		(100,000)	(32,000)		(7)
Derivative Financial Instruments, Liabilities | Interest Rate Derivatives [Member] | Previously Reported [Member]
Derivatives Fair Value [Line Items]
Derivative liabilities			(31,984)
Derivative Financial Instruments, Liabilities | Interest Rate Forward Start Derivatives [Member]
Derivatives Fair Value [Line Items]
Derivative liabilities		(102,000)	(8,000)		0
Derivative Financial Instruments, Liabilities | Interest Rate Forward Start Derivatives [Member] | Previously Reported [Member]
Derivatives Fair Value [Line Items]
Derivative liabilities			(7,582)
Derivative Financial Instruments, Liabilities | Liquefaction Supply Derivatives [Member]
Derivatives Fair Value [Line Items]
Derivative liabilities		(21,000)	(6,000)		(13,569)	[1]
Derivative Financial Instruments, Liabilities | Liquefaction Supply Derivatives [Member] | Previously Reported [Member]
Derivatives Fair Value [Line Items]
Derivative liabilities	[1]		(6,920)
Derivative Financial Instruments, Liabilities | Interest Rate Derivatives [Member]
Derivatives Fair Value [Line Items]
Derivative liabilities		(202,000)	(40,000)		(7)
Derivative Financial Instruments, Liabilities | Interest Rate Derivatives [Member] | Previously Reported [Member]
Derivatives Fair Value [Line Items]
Derivative liabilities			(39,566)
Noncurrent Derivative Liabilities | Interest Rate Derivatives [Member]
Derivatives Fair Value [Line Items]
Non-current derivative liabilities		(91,000)	(49,000)		(398)
Noncurrent Derivative Liabilities | Interest Rate Derivatives [Member] | Previously Reported [Member]
Derivatives Fair Value [Line Items]
Non-current derivative liabilities			(48,661)
Noncurrent Derivative Liabilities | Interest Rate Forward Start Derivatives [Member]
Derivatives Fair Value [Line Items]
Non-current derivative liabilities					0
Noncurrent Derivative Liabilities | Interest Rate Forward Start Derivatives [Member] | Previously Reported [Member]
Derivatives Fair Value [Line Items]
Non-current derivative liabilities			0
Noncurrent Derivative Liabilities | Liquefaction Supply Derivatives [Member]
Derivatives Fair Value [Line Items]
Non-current derivative liabilities		(69,000)	(86,000)		(8,197)	[1]
Noncurrent Derivative Liabilities | Liquefaction Supply Derivatives [Member] | Previously Reported [Member]
Derivatives Fair Value [Line Items]
Non-current derivative liabilities	[1]		(86,006)
Noncurrent Derivative Liabilities | Interest Rate Derivatives [Member]
Derivatives Fair Value [Line Items]
Non-current derivative liabilities		(91,000)	(49,000)		(398)
Noncurrent Derivative Liabilities | Interest Rate Derivatives [Member] | Previously Reported [Member]
Derivatives Fair Value [Line Items]
Non-current derivative liabilities			(48,661)
Derivaive assets | Interest Rate Derivatives [Member]
Derivatives Fair Value [Line Items]
Derivative assets					10,556
Derivaive assets | Interest Rate Derivatives [Member] | Previously Reported [Member]
Derivatives Fair Value [Line Items]
Derivative assets			0
Derivaive assets | Interest Rate Forward Start Derivatives [Member]
Derivatives Fair Value [Line Items]
Derivative assets					0
Derivaive assets | Interest Rate Forward Start Derivatives [Member] | Previously Reported [Member]
Derivatives Fair Value [Line Items]
Derivative assets			0
Derivaive assets | Liquefaction Supply Derivatives [Member]
Derivatives Fair Value [Line Items]
Derivative assets		108,000	73,809	[1]	5,071	[1]
Derivaive assets | Interest Rate Derivatives [Member]
Derivatives Fair Value [Line Items]
Derivative assets					10,556
Derivaive assets | Interest Rate Derivatives [Member] | Previously Reported [Member]
Derivatives Fair Value [Line Items]
Derivative assets			0
Derivative assets—related party | Liquefaction Supply Derivatives [Member]
Derivatives Fair Value [Line Items]
Derivative assets—related party		5,000	2,623	[1]	2,132	[1]
Non-current derivative assets—related party | Liquefaction Supply Derivatives [Member]
Derivatives Fair Value [Line Items]
Non-current derivative assets—related party		$ 2,000	$ 1,933	[1]	$ 3,381	[1]

[1]	Does not include collateral posted with counterparties by us of $4.5 million for such contracts, which are included in other current assets in our Consolidated Balance Sheets as of both December 31, 2019 and 2018.